INVESTMENTS (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:DescriptionOfArbitrationRuling]		6.97% to 8.05%, respectively, resulting in a consolidated ownership increase from 15.51% to 17.91%.
Loss			R$ 2,407	R$ 2,832
Renova [Member] | Events After Reporting Period [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest	1169.00%
Central Eolica Praiasde Parajuru S A [Member]
IfrsStatementLineItems [Line Items]
Amount of authorization to generate wind energy		R$ 49	54
Central Eolica Voltado Rio S A [Member]
IfrsStatementLineItems [Line Items]
Amount of authorization to generate wind energy		67	74
Amazonia Energia S A And Alianca Norte Energia S A [Member]
IfrsStatementLineItems [Line Items]
Negative net working capital		R$ 189	R$ 160